RELATED PARTY LINES OF CREDIT AND NOTES PAYABLE	12 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Lines Of Credit And Notes Payable [Text Block]
NOTE 10 -	RELATED PARTY LINES OF CREDIT AND NOTES PAYABLE

Hakim $1,000,000 Bridge Revolving Credit Line
On October 15, 2013 (the “Hakim Credit Line Effective Date”), we entered into a bridge loan agreement (the “Hakim Loan Agreement”) with Mr. Nasrat Hakim, our President and CEO. Under the terms of the Hakim Loan Agreement, we have the right, in our sole discretion, to a line of credit (“Hakim Credit Line”) in the maximum principal amount of up to $1,000,000 at any one time. Mr. Hakim provided the Credit Line for the purpose of supporting the acceleration of our product development activities. The outstanding amount will be evidenced by a promissory note which shall mature on March 31, 2016, as amended., at which time the entire unpaid principal balance plus accrued interest thereon shall be due and payable in full. We may prepay any amounts owed without penalty. Any such prepayments shall first be attributable to interest due and owing and then to principal. Interest only shall be payable quarterly on January 1, April 1, July 1 and October 1 of each year. Prior to maturity or the occurrence of an Event of Default as defined in the Hakim Loan Agreement, we may borrow, repay, and reborrow under the Hakim Credit Line through maturity. Amounts borrowed under the Hakim Credit Line will bear interest at the rate of ten percent (10%) per annum.

As of March 31, 2016, the principal balance owed under the Hakim Credit Line was $718,309, with an additional $70,784 in accrued interest being also owed, in accordance with the terms and conditions of the Hakim Credit Line. This principal balance was paid in full on May 23, 2016. Accrued interest consisting of $70,784 due and owing on March 31, 2016, plus $9,134 in interest due and owing in principal balances outstanding during the period April 1, 2016 through May 23, 2016 was paid on May 24, 2016. Accordingly, as of May 24, 2016, there are no amounts due and owing under the Hakim Loan Agreement and the Hakim Loan Agreement is expired.

As of March 31, 2015, the principal balance owed under the Hakim Credit Line was $583,071, with an additional $18,105 in accrued interest being also owed, in accordance with the terms and conditions of the Hakim Credit Line.

As of March 31, 2014, the principal balance owed under the Hakim Credit Line was $528,750, with an additional $9,810 in accrued interest being also owed, in accordance with the terms and conditions of the Hakim Credit Line.

Total interest expense accrued pursuant to the Hakim Credit Line was $52,678, $63,947 and $16,674 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively. An additional $9,134 in interest was accrued during the period April 1, 2016 through May 23, 2016, with all principal and interest amounts owed being paid in full on May 24, 2016.

Please note that this transaction is not to be considered as an arms-length transaction.

Convertible Note Payable to Mikah Pharma LLC
On August 1, 2013, Elite Laboratories Inc. (“Elite Labs”), a wholly owned subsidiary of the Company, executed an asset purchase agreement (the “Mikah Purchase Agreement”) with Mikah Pharma LLC (“Mikah”), an entity that is wholly owned by Mr. Nasrat Hakim, who, in conjunction with this transaction, was appointed as Elite’s CEO, President and a Director on August 2, 2012, and acquired from Mikah a total of 13 Abbreviated New Drug Applications (“ANDAs”) consisting of 12 ANDAs approved by the FDA and one ANDA under active review with the FDA, and all amendments thereto (the “Acquisition”) for aggregate consideration of $10,000,000, inclusive of imputed interest payable pursuant to a non-interest bearing, secured convertible note due in August 2016 (the “Mikah Note”). The Mikah Note was amended on February 7, 2014 to make it convertible into shares of the Company’s Series I Convertible Preferred Stock.

The Mikah Note, as amended, was interest free and due and payable on the third anniversary of its issuance. Subject to certain limitations, the principal amount of the Mikah Note was convertible at the option of Mikah into shares of Common Stock at a rate of $0.07 (approximately 14,286 shares per $1,000 in principal amount), the closing market price of the Company’s Common Stock on the date that the asset purchase agreement and Note were executed and/or into shares of the Company’s Series I Convertible Preferred Stock at the rate of 1 share of Series I Preferred Stock for each $100,000 of principal owed on the Mikah Note. The conversion rate was adjustable for customary corporate actions such as stock splits and, subject to certain exclusions, includes weighted average anti-dilution for common stock transactions at prices below the then applicable conversion rate. Pursuant to a security agreement (the “Security Agreement”), repayment of the Mikah Note was secured by the ANDAs acquired in the Acquisition.

On February 7, 2014, Mikah converted the principal amount of $10,000,000, representing the entire principal balance due under the Mikah Note, into 100 shares of the Company’s Series I Preferred Stock, with the Mikah Note being retired.

Please note that this transaction is not to be considered as an arms-length transaction.